Long-Term Debt - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 20,982	$ 20,623
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	21,090	$ 20,742
Gross carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,391
Gross carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,552
Gross carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,879
Gross carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,894
Gross carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,148
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 8,226